Segment reporting (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Summary of Information by Segment
June 30, 2015	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$		US$	US$	US$

Total revenue	83,113,266	78,101,128	115,802,906	15,535,284	89,953,394	5,671,045	13,023,364	27,724,031	1,354	1,530,000	11,327,933	441,783,705
Total cost of revenue	(56,018,083)	(64,723,711)	(89,946,525)	(13,983,733)	(58,326,674)	(3,506,459)	(11,554,758)	(24,720,534)	-	(1,243,112)	(8,835,361)	(332,858,950)
Gross profit	27,095,183	13,377,417	25,856,381	1,551,551	31,626,720	2,164,586	1,468,606	3,003,497	1,354	286,888	2,492,572	108,924,755
Operating income (loss)	10,010,016	8,595,252	19,942,825	(150,980)	17,884,321	(1,301,112)	(83,874)	1,483,101	(3,979,779)	(2,268,540)	(4,647,250)	45,483,980
Total assets	1,018,085,122	506,748,344	653,384,890	210,874,155	435,069,337	127,333,437	87,647,900	152,236,524	15,665,061	90,468,027	230,709,035	3,528,221,832

June 30, 2016	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$		US$	US$	US$	US$

Total revenue	119,553,302	70,374,878	202,685,834	29,813,930	(1,386,005)	3,226,183	47,149,283	52,878,300	29,313,476	34,631,218	10,637,670	13,128,767	612,006,836
Total cost of revenue	(83,659,454)	(58,616,170)	(165,396,280)	(18,113,763)	(11,700,115)	(2,124,254)	(33,555,074)	(46,647,351)	(19,632,495)	(27,805,359)	(8,478,447)	(10,078,647)	(485,807,409)
Gross profit	35,893,848	11,758,708	37,289,554	11,700,167	(13,086,120)	1,101,929	13,594,209	6,230,949	9,680,981	6,825,859	2,159,223	3,050,120	126,199,427
Operating income (loss)	14,561,118	8,752,351	32,361,083	10,147,129	(26,215,331)	(678,037)	11,154,848	5,052,355	2,801,291	5,164,716	515,640	(9,224,349)	53,672,814
Total assets	1,280,769,729	341,341,744	579,948,282	228,230,266	363,653,591	105,150,545	157,933,901	104,433,782	27,670,527	157,696,610	214,905,849	202,621,534	3,764,356,360